Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	As of December 31,
	2020	2019
	US$’000	US$’000
Cash on hand and cash at banks	52,237	53,673